Segment Information - Summary of Intersegment Balances and Transactions (Details) (20-F) - AUD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Statement Line Items [Line Items]
Foreign exchange gain (U.S.) and foreign exchange loss (Australia)			$ 92,518
Cost of sales (U.S.) and sales (Australia)	$ 194,501	$ 79,674	276,267	300,088	492,417
Elimination Of Intersegment Amounts [Member]
Statement Line Items [Line Items]
Foreign exchange gain (U.S.) and foreign exchange loss (Australia)			291,542	981,141	776,295
Cost of sales (U.S.) and sales (Australia)			$ 9,708	$ 38,352	$ 74,762